Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable [Abstract]
Freight fee and other handling charges	$ 10,292,377	$ 11,307,340
Freight fee and other handling charges – related parties	32,798	221,098
Total	$ 10,325,175	$ 11,528,438